Related parties (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Transactions held with Related parties
Revenues	R$ 28,663		R$ 33,822	R$ 12,700
Finance costs	25,859	[1]	55,679	92,583
Cost Sharing	37,514		48,133
Sublease	15,939		21,683
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	2,790		1,230
Finance costs
Cost Sharing
Sublease
Centro Educacional Leonardo Da Vinci SS
Transactions held with Related parties
Revenues	41		1,319	511
Finance costs
Cost Sharing
Sublease
Cogna Educacao S.A.
Transactions held with Related parties
Revenues
Finance costs	25,859	[1]	48,432	86,839
Cost Sharing
Sublease
Colegio Ambiental Ltda
Transactions held with Related parties
Revenues	496
Finance costs
Cost Sharing
Sublease
Colégio Cidade Ltda
Transactions held with Related parties
Revenues	146
Finance costs
Cost Sharing
Sublease
Colegio JAO Ltda.
Transactions held with Related parties
Revenues	1,582		387	311
Finance costs
Cost Sharing
Sublease
Colegio Manauara Lato Sensu Ltda.
Transactions held with Related parties
Revenues	1,903		3,139
Finance costs
Cost Sharing
Sublease
Colegio Manauara Cidade Nova Ltda.
Transactions held with Related parties
Revenues	275
Finance costs
Cost Sharing
Sublease
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	35		1,308
Finance costs
Cost Sharing
Sublease
Colegio Visao Eireli
Transactions held with Related parties
Revenues	287
Finance costs
Cost Sharing
Sublease
Curso e Colegio Coqueiro Ltda
Transactions held with Related parties
Revenues	268
Finance costs
Cost Sharing
Sublease
ECSA Escola A Chave do Saber Ltda
Transactions held with Related parties
Revenues	593		657
Finance costs
Cost Sharing
Sublease
Editora Atica S.A.
Transactions held with Related parties
Revenues	5,374		7,287
Finance costs			229
Cost Sharing	6,130		11,989
Sublease	13,153		15,364
Editora E Distribuidora Educacional S.A
Transactions held with Related parties
Revenues			1,841	469
Finance costs
Cost Sharing	31,384		36,144
Sublease			1,489
Editora Scipione S.A.
Transactions held with Related parties
Revenues	1,341		1,551
Finance costs
Cost Sharing
Sublease
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	311		246
Finance costs
Cost Sharing
Sublease
Escola Riacho Doce Ltda
Transactions held with Related parties
Revenues	77
Finance costs
Cost Sharing
Sublease
Maxiprint Editora Ltda.
Transactions held with Related parties
Revenues	1,107		612
Finance costs
Cost Sharing
Sublease
Nucleo Brasileiro de Estudos Avancados Ltda
Transactions held with Related parties
Revenues	276		423
Finance costs
Cost Sharing
Sublease
Papelaria Brasiliana Ltda
Transactions held with Related parties
Revenues	249		1,287
Finance costs
Cost Sharing
Sublease
Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues	900		1,254	4,642
Finance costs			6,740	5,744
Cost Sharing
Sublease			729
Saraiva Educacao S.A.
Transactions held with Related parties
Revenues	2,405		3,364
Finance costs
Cost Sharing
Sublease	2,528		3,739
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	4,417		5,776	1,909
Finance costs
Cost Sharing
Sublease
Sociedade Educacional Alphaville Ltda
Transactions held with Related parties
Revenues	414		317
Finance costs
Cost Sharing
Sublease
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	360		295	1,770
Finance costs
Cost Sharing
Sublease
Sociedade Educacional NEODNA Cuiaba Ltda
Transactions held with Related parties
Revenues	224		367	1,307
Finance costs
Cost Sharing
Sublease
Sociedade Educacional Parana Ltda.
Transactions held with Related parties
Revenues			795
Finance costs
Cost Sharing
Sublease
SOE Operações Escolares SA.
Transactions held with Related parties
Revenues	1,086
Finance costs
Cost Sharing
Sublease
SSE Serviços Educacionais Ltda.
Transactions held with Related parties
Revenues	1,463
Finance costs
Cost Sharing
Sublease
Somos Educacao S.A.
Transactions held with Related parties
Revenues
Finance costs			278
Cost Sharing
Sublease
Somos Idiomas S.A.
Transactions held with Related parties
Revenues
Finance costs
Cost Sharing
Sublease	258
Somos Operacoes Escolares S.A.
Transactions held with Related parties
Revenues	243			1,647
Finance costs
Cost Sharing
Sublease
Others
Transactions held with Related parties
Revenues				134
Finance costs
Cost Sharing
Sublease			R$ 362

[1]	Refers to debentures interest; see Note 14.